BASIC AND DILUTED NET (LOSS)/INCOME PER SHARE (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
BASIC AND DILUTED NET (LOSS)/INCOME PER SHARE
Schedule of basic and diluted net (loss)/income per share

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Numerator
Net (loss)/income	(1,590,312)	80,321
Accretion on convertible redeemable preferred shares to redemption value	(164,065)	—
Net (loss)/income attributable to ordinary shareholders	(1,754,377)	80,321
Denominator
Weighted average number of ordinary shares used in computing net (loss)/income per share, basic	147,308,942	869,427,036
Dilutive effect of share-based awards	—	48,057,023
Weighted average number of ordinary shares used in computing net (loss)/income per share, diluted	147,308,942	917,484,059
Net (loss)/income per share attributable to ordinary shareholders
– Basic	(11.91)	0.09
– Diluted	(11.91)	0.09

	For the nine months ended September 30,
	2021	2022
	RMB	RMB
Numerator
Net (loss)/income	(1,304,144)	292,038
Accretion on convertible redeemable preferred shares to redemption value	(164,065)	—
Net (loss)/income attributable to ordinary shareholders	(1,468,209)	292,038
Denominator
Weighted average number of ordinary shares used in computing net (loss)/income per share, basic	420,605,543	870,385,113
Dilutive effect of share-based awards	—	46,527,458
Weighted average number of ordinary shares used in computing net (loss)/income per share, diluted	420,605,543	916,912,571
Net (loss)/income per share attributable to ordinary shareholders
—Basic	(3.49)	0.34
—Diluted	(3.49)	0.32

Schedule of antidilutive securities excluded from computation of earnings per share

For the six months
ended June 30, 2021
RMB
Preferred shares	502,881,617
Share options and RSUs	94,100,191